Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Property, Plant, and Equipment, Useful Life [Table Text Block]
Laboratory equipment (in years)	5
Office and computer equipment (in years)	3
Leasehold improvements	Shorter of remaining lease term or estimated useful life